SEGMENT INFORMATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation from consolidated segment profit to consolidated financial statements
Consolidated segment profit	$ 67,815,349	$ 55,759,237	$ 59,381,953
Selling and marketing expenses	(14,374,421)	(18,490,433)	(18,506,262)
General and administrative expenses	(49,853,700)	(41,890,064)	(28,371,497)
Government subsidies	5,022,424	3,866,700	220,559
Net interest and exchange gain	678,769	220,369	1,406,477
Interest income from loan to producer of TV series			141,545
Other income	285,716	288,157	770,081
Loss on disposal of an equity method investment		(5,584)
Income (loss) before income tax and equity in earnings of equity method investments, net of tax	$ 9,574,137	$ (251,618)	$ 15,042,856